Summary Prospectus Supplement dated May 12, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Series I and Series II shares of the Fund listed below:
Invesco V.I. Basic Balanced Fund
The following information replaces in its entirety the portfolio manager table under the heading “Management of the Fund”:

“Portfolio Managers	Title	Service Date

R. Canon Coleman II	Senior Portfolio Manager (Lead)	2003
Chuck Burge	Senior Portfolio Manager	2009
Matthew Seinsheimer	Senior Portfolio Manager	2001
Michael Simon	Senior Portfolio Manager	2002
Cynthia Brien	Portfolio Manager	2009”

Statutory Prospectus Supplement dated May 12, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Series I and Series II shares of the Fund listed below:
Invesco V.I. Basic Balanced Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Service Date

R. Canon Coleman II	Senior Portfolio Manager (Lead)	2003
Chuck Burge	Senior Portfolio Manager	2009
Matthew Seinsheimer	Senior Portfolio Manager	2003
Michael Simon	Senior Portfolio Manager	2003
Cynthia Brien	Portfolio Manager	2009”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	R. Canon Coleman II, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1999.

•	Chuck Burge, Senior Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	Matthew Seinsheimer, Senior Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1998.

•	Michael Simon, Senior Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 2001.

•	Cynthia Brien, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1996.
     A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Summary Prospectus Supplement dated May 12, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Series I and Series II shares of the Fund listed below:
Invesco V.I. Basic Value Fund
The following information replaces in its entirety the portfolio manager table under the heading “Management of the Fund”:

“Portfolio Managers	Title	Service Date

R. Canon Coleman II	Senior Portfolio Manager (Lead)	2003
Matthew Seinsheimer	Senior Portfolio Manager	2001
Michael Simon	Senior Portfolio Manager	2002”

Statutory Prospectus Supplement dated May 12, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Series I and Series II shares of the Fund listed below:
Invesco V.I. Basic Value Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Service Date

R. Canon Coleman II	Senior Portfolio Manager (Lead)	2003
Matthew Seinsheimer	Senior Portfolio Manager	2001
Michael Simon	Senior Portfolio Manager	2002”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	R. Canon Coleman II, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1999.

•	Matthew Seinsheimer, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1998.

•	Michael Simon, Senior Portfolio Manager, who has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 2001.
     A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Statement of Additional Information Supplement dated May 12, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares, as applicable, of the Funds listed below:
Invesco V.I. Basic Balanced Fund
Invesco V.I. Basic Value Fund
Invesco V.I. Capital Appreciation Fund
Invesco V.I. Capital Development Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Diversified Income Fund
Invesco V.I. Dynamics Fund
Invesco V.I. Financial Services Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Global Multi-Asset Fund
Invesco V.I. Global Real Estate Fund
Invesco V.I. Government Securities Fund
Invesco V.I. High Yield Fund
Invesco V.I. International Growth Fund
Invesco V.I. Large Cap Growth Fund
Invesco V.I. Leisure Fund
Invesco V.I. Mid Cap Core Equity Fund
Invesco V.I. Money Market Fund
Invesco V.I. Small Cap Equity Fund
Invesco V.I. Technology Fund
Invesco V.I. Utilities Fund
Effective May 12, 2010, Bret Stanley is no longer a portfolio manager for Invesco V.I. Basic Balanced Fund and Invesco V.I. Basic Value Fund and all references to Mr. Stanley in Appendix H are deleted.